UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA       February 11, 2010
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   20

Form 13F Information Table Value Total (x$1000):    $314,850



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - FOURTH QUARTER 2009



                              TITLE                             SHARES/
                               OF                    VALUE    PRINCIPAL  SH/ PUT/ INVSMT  OTH        VOTING AUTHORITY
    NAME OF ISSUER            CLASS       CUSIP     (x$1000)    AMOUNT   PRN CALL DSCRTN  MGRS     SOLE   SHARED   NONE
=======================================================================================================================

AOL INC                        COM      00184X105    16,878    725,000   SH        SOLE   N/A    725,000
APPLIED MATLS INC              COM      038222105    13,243    950,000   SH        SOLE   N/A    950,000
CISCO SYS INC                  COM      17275R102    26,334  1,100,000   SH        SOLE   N/A  1,100,000
E M C CORP MASS                COM      268648102    16,160    925,000   SH        SOLE   N/A    925,000
GOOGLE INC                     CL A     38259P508    20,149     32,500   SH        SOLE   N/A     32,500
HEWLETT PACKARD CO             COM      428236103    30,906    600,000   SH        SOLE   N/A    600,000
INTERNATIONAL BUSINESS MACHS   COM      459200101    13,090    100,000   SH        SOLE   N/A    100,000
INTERSIL CORP                  CL A     46069S109    12,272    800,000   SH        SOLE   N/A    800,000
KLA-TENCOR CORP                COM      482480100    24,408    675,000   SH        SOLE   N/A    675,000
LG DISPLAY CO LTD             SPONS     50186V102    13,967    825,000   SH        SOLE   N/A    825,000
                             ADR REP
MICROCHIP TECHNOLOGY INC       COM      595017104     1,453     50,000   SH        SOLE   N/A     50,000
MOTOROLA INC                   COM      620076109     2,832    365,000   SH        SOLE   N/A    365,000
NATIONAL SEMICONDUCTOR CORP    COM      637640103     9,216    600,000   SH        SOLE   N/A    600,000
NOKIA CORP                  SPONSORED   654902204    25,700  2,000,000   SH        SOLE   N/A  2,000,000
                               ADR
NOVELLUS SYS INC               COM      670008101    27,658  1,185,000   SH        SOLE   N/A  1,185,000
POWER INTEGRATIONS INC         COM      739276103     8,849    243,379   SH        SOLE   N/A    243,379
POWERSHARES QQQ TRUST         UNIT      73935A104     1,680     90,000   SH  PUT   SOLE   N/A          0
                             SERIES 1
SEAGATE TECHNOLOGY             SHS      G7945J104    13,643    750,000   SH        SOLE   N/A    750,000
SYMANTEC CORP                  COM      871503108    26,388  1,475,000   SH        SOLE   N/A  1,475,000
XILINX INC                     COM      983919101    10,024    400,000   SH        SOLE   N/A    400,000